SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets	$ 3,069,856	$ 3,184,280	$ 0
Customer Relationships
Intangible Assets	$ 197,813	211,000	0
Useful Life	8 years
Equipment Design Documentation
Intangible Assets	$ 2,585,833	2,675,000	0
Useful Life	15 years
Operational Software & Website
Intangible Assets	$ 286,210	$ 298,280	$ 0
Useful Life	10 years